UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Elm Road Management, LLC

Address:          745 Fifth Avenue
                  18th Floor
                  New York, NY 10151

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Houston N. Gordon
Title:  Secretary
Phone:  (646) 720-9311


Signature, Place and Date of Signing:

/s/ Houston N. Gordon                                May 16, 2005

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1
                                              -----

Form 13F Information Table Entry Total:         46
                                               ----

Form 13F Information Table Value Total:     $171,598
                                           ----------
                                           (thousands)


List of Other Included Managers:


1. DB ZWIRN & CO, L.P.

                                                            FORM 13F INFORMATION TABLE


NAME OF ISSUER                         TITLE OF                                                        INVESTMENT  OTHER  VOTING
                                       CLASS           CUSIP       VALUE     SHARES   SH/PRN  PUT/CALL DISCRETION  MGRS   AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
Aetna Inc.                                Com         00817Y108  $9,623,580  128,400  SH                SHARED      1     SHARED
Aetna Inc.                                Com         00817Y108  $2,173,550   29,000          PUT       SHARED      1     SHARED
Alderwoods Group, Inc.                    Com         014383103  $2,767,900  222,500  SH                SHARED      1     SHARED
Aleris International Inc                  Com         014477103  $6,574,325  263,500  SH                SHARED      1     SHARED
Arkansas Best Corporation                 Com         040790107    $987,070   47,800          CALL      SHARED      1     SHARED
Arlington Tankers Ltd.                    Com         G04899103  $2,126,750   90,500  SH                SHARED      1     SHARED
AutoZone, Inc.                            Com         053332102  $4,087,890   47,700  SH                SHARED      1     SHARED
Beverly Enterprises, Inc.                 Com         087851309  $2,284,110  184,500          CALL      SHARED      1     SHARED
British Sky Broadcasting Group plc        Spon Adr    111013108    $987,222   90,000          CALL      SHARED      1     SHARED
Centerplate, Inc.                    Unit 99/99/9999  15200E204  $3,111,672  245,400  SH                SHARED      1     SHARED
Cigna Corp.                               Com         125509109  $4,179,240   46,800          CALL      SHARED      1     SHARED
Comstock Resources, Inc.                  Com         205768203  $5,966,424  207,600  SH                SHARED      1     SHARED
Crompton Corporation                      Com         227116100  $9,387,800  643,000  SH                SHARED      1     SHARED
Dollar Thrifty Automotive Group, Inc.     Com         256743105  $4,776,046  145,700  SH                SHARED      1     SHARED
Eagle Materials Inc.                      Cl B        26969P207  $4,531,000   57,500  SH                SHARED      1     SHARED
Federated Department Stores, Inc.         Com         31410H101  $3,442,924   54,100  SH                SHARED      1     SHARED
Florida Rock Industries, Inc.             Com         341140101  $1,558,730   26,500          CALL      SHARED      1     SHARED
Fluor Corporation                         Com         343412102  $2,039,824   36,800          CALL      SHARED      1     SHARED
Frontline Limited                         Ord         G3682E127  $1,955,100   39,900          CALL      SHARED      1     SHARED
General Maritime Corporation              Shs         Y2692M103  $1,230,376   25,400          CALL      SHARED      1     SHARED
Genesis HealthCare Corp.                  Com         37184D101  $8,419,307  196,300  SH                SHARED      1     SHARED
Guidant Corp.                             Com         401698105  $2,564,330   34,700  SH                SHARED      1     SHARED
Hartford Financial Services Group, Inc.   Com         416515104  $4,312,424   62,900  SH                SHARED      1     SHARED
Heartland Express, Inc.                   Com         422347104  $1,989,685  103,900          CALL      SHARED      1     SHARED
Huntsman Corp.                            Com         447011107  $4,025,032  172,600  SH                SHARED      1     SHARED
Johnson & Johnson                         Com         478160104  $1,860,332   27,700          PUT       SHARED      1     SHARED
Kindred Healthcare, Inc.                  Com         494580103  $3,106,350   88,500          CALL      SHARED      1     SHARED
Knightsbridge Tankers Ltd.                Ord         G5299G106  $2,201,240   56,500          CALL      SHARED      1     SHARED
Manor Care, Inc.                          Com         564055101  $2,359,764   64,900          CALL      SHARED      1     SHARED
Martin Marietta Materials, Inc.           Com         573284106  $1,532,208   27,400          CALL      SHARED      1     SHARED
Neiman Marcus Group, Inc.                 Cl A        640204202  $3,477,380   38,000  SH                SHARED      1     SHARED
NTL Inc.                                  Com         62940M104  $4,202,220   66,000  SH                SHARED      1     SHARED
Precision Castparts Corp.                 Com         740189105  $5,367,597   69,700  SH                SHARED      1     SHARED
R.H. Donnelley Corp.                      Com         74955W307  $7,142,166  122,950  SH                SHARED      1     SHARED
Rockwell Collins, Inc.                    Com         774341101  $2,046,370   43,000          CALL      SHARED      1     SHARED
Saucony, Inc.                             l B         804120202    $396,516   17,300  SH                SHARED      1     SHARED
Select Sector SPDR TR                   SBI Int-Finl  81369Y605  $3,861,040  136,000          CALL      SHARED      1     SHARED
Ship Finance International Limited        Shs         G81075106  $4,613,987  227,290  SH                SHARED      1     SHARED
SunGard Data Systems Inc.                 Com         867363103  $3,450,000  100,000  SH                SHARED      1     SHARED
Telewest Global, Inc.                     Com         87956T107  $1,746,978   98,200  SH                SHARED      1     SHARED
Temple-Inland Inc.                        Com         879868107  $4,505,355   62,100  SH                SHARED      1     SHARED
TXU Corp.                                 Com         873168108  $6,748,643   84,750  SH                SHARED      1     SHARED
UnitedHealth Group Inc.                   Com         91324P102  $2,098,360   22,000          CALL      SHARED      1     SHARED
Universal Health Services, Inc.           Cl B        913903100  $2,971,080   56,700          CALL      SHARED      1     SHARED
Washington Group International, Inc.      Com         938862208  $6,163,630  137,000  SH                SHARED      1     SHARED
Yellow Roadway Corp.                      Com         985577105  $6,644,290  113,500  SH                SHARED      1     SHARED










22272.0001 #570470